Condensed Consolidating Financial Statements, Income Statement (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	$ 37,247	$ 39,760	$ 41,589
Interest income from subsidiaries	0	0	0
Other interest income	12,165	13,036	14,685
Total interest income	49,412	52,796	56,274
Deposits	2,275	2,832	3,774
Short-term borrowings	80	92	222
Long-term debt	3,978	4,888	5,782
Other interest expense	316	227	172
Total interest expense	6,649	8,039	9,950
Net interest income	42,763	44,757	46,324
Provision for credit losses	7,899	15,753	21,668	15,979	4,939
Net interest income after provision for credit losses	34,864	29,004	24,656
Noninterest income
Fee income - nonaffiliates	23,430	23,492	22,963
Other	14,755	16,961	19,399
Total noninterest income	38,185	40,453	42,362
Noninterest expense
Salaries and benefits	27,667	27,212	26,467
Other	21,726	23,244	22,553
Total noninterest expense	49,393	50,456	49,020
Income (loss) before income tax expense (benefit)	23,656	19,001	17,998
Income tax expense (benefit)	7,445	6,338	5,331
Equity in undistributed income of subsidiaries	0	0	0
Net income (loss) before noncontrolling interests	16,211	12,663	12,667
Less: Net income from noncontrolling interests	342	301	392
Wells Fargo net income (loss)	15,869	12,362	12,275
Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Wells Fargo & Company [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	0	0	0
Interest income from subsidiaries	914	1,375	2,126
Other interest income	242	304	424
Total interest income	12,842	14,596	10,052
Deposits	0	0	0
Short-term borrowings	209	277	174
Long-term debt	2,469	2,910	3,391
Other interest expense	8	2	0
Total interest expense	2,686	3,189	3,565
Net interest income	10,156	11,407	6,487
Provision for credit losses	0	0	0
Net interest income after provision for credit losses	10,156	11,407	6,487
Noninterest income
Fee income - nonaffiliates	0	0	0
Other	460	363	738
Total noninterest income	460	363	738
Noninterest expense
Salaries and benefits	(60)	143	320
Other	137	1,192	521
Total noninterest expense	77	1,335	841
Income (loss) before income tax expense (benefit)	10,539	10,435	6,384
Income tax expense (benefit)	(584)	(749)	(164)
Equity in undistributed income of subsidiaries	4,746	1,178	5,727
Net income (loss) before noncontrolling interests	15,869	12,362	12,275
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income (loss)	15,869	12,362	12,275
Wells Fargo & Company [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	11,546	12,896	6,974
Wells Fargo & Company [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	140	21	528
Wells Fargo Financial, Inc. [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	2,157	2,674	3,467
Interest income from subsidiaries	0	0	0
Other interest income	109	116	111
Total interest income	2,266	2,790	3,578
Deposits	0	0	0
Short-term borrowings	62	46	38
Long-term debt	552	963	1,305
Other interest expense	0	0	0
Total interest expense	614	1,009	1,343
Net interest income	1,652	1,781	2,235
Provision for credit losses	1,181	1,064	1,901
Net interest income after provision for credit losses	471	717	334
Noninterest income
Fee income - nonaffiliates	110	107	148
Other	187	145	169
Total noninterest income	297	252	317
Noninterest expense
Salaries and benefits	95	150	129
Other	652	632	711
Total noninterest expense	747	782	840
Income (loss) before income tax expense (benefit)	21	187	(189)
Income tax expense (benefit)	28	62	(86)
Equity in undistributed income of subsidiaries	0	0	0
Net income (loss) before noncontrolling interests	(7)	125	(103)
Less: Net income from noncontrolling interests	0	0	1
Wells Fargo net income (loss)	(7)	125	(104)
Wells Fargo Financial, Inc. [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Wells Fargo Financial, Inc. [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Other consolidating subsidiaries [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	35,367	37,404	38,140
Interest income from subsidiaries	0	14	0
Other interest income	11,814	12,616	14,150
Total interest income	47,181	50,034	52,290
Deposits	2,275	2,832	3,774
Short-term borrowings	487	586	782
Long-term debt	1,470	1,905	2,458
Other interest expense	308	225	172
Total interest expense	4,540	5,548	7,186
Net interest income	42,641	44,486	45,104
Provision for credit losses	6,718	14,689	19,767
Net interest income after provision for credit losses	35,923	29,797	25,337
Noninterest income
Fee income - nonaffiliates	23,320	23,385	22,815
Other	14,739	17,111	19,135
Total noninterest income	38,059	40,496	41,950
Noninterest expense
Salaries and benefits	27,632	26,919	26,018
Other	21,568	22,078	21,964
Total noninterest expense	49,200	48,997	47,982
Income (loss) before income tax expense (benefit)	24,782	21,296	19,305
Income tax expense (benefit)	8,001	7,025	5,581
Equity in undistributed income of subsidiaries	0	0	0
Net income (loss) before noncontrolling interests	16,781	14,271	13,724
Less: Net income from noncontrolling interests	342	301	391
Wells Fargo net income (loss)	16,439	13,970	13,333
Other consolidating subsidiaries [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Other consolidating subsidiaries [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	0	0	0
Eliminations [Member]
Condensed Consolidating Statements of Income [Abstract]
Interest income from loans	(277)	(318)	(18)
Interest income from subsidiaries	(914)	(1,389)	(2,126)
Other interest income	0	0	0
Total interest income	(12,877)	(14,624)	(9,646)
Deposits	0	0	0
Short-term borrowings	(678)	(817)	(772)
Long-term debt	(513)	(890)	(1,372)
Other interest expense	0	0	0
Total interest expense	(1,191)	(1,707)	(2,144)
Net interest income	(11,686)	(12,917)	(7,502)
Provision for credit losses	0	0	0
Net interest income after provision for credit losses	(11,686)	(12,917)	(7,502)
Noninterest income
Fee income - nonaffiliates	0	0	0
Other	(631)	(658)	(643)
Total noninterest income	(631)	(658)	(643)
Noninterest expense
Salaries and benefits	0	0	0
Other	(631)	(658)	(643)
Total noninterest expense	(631)	(658)	(643)
Income (loss) before income tax expense (benefit)	(11,686)	(12,917)	(7,502)
Income tax expense (benefit)	0	0	0
Equity in undistributed income of subsidiaries	(4,746)	(1,178)	(5,727)
Net income (loss) before noncontrolling interests	(16,432)	(14,095)	(13,229)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income (loss)	(16,432)	(14,095)	(13,229)
Eliminations [Member] | Bank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	(11,546)	(12,896)	(6,974)
Eliminations [Member] | Nonbank [Member]
Condensed Consolidating Statements of Income [Abstract]
Dividends from subsidiaries	$ (140)	$ (21)	$ (528)